Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 37,537	$ 180,743	$ 245,091
Accounts receivable, net of allowance of $48,191	1,357,689	1,539,392
Prepaid Expense	30,329	23,895
Total Current Assets	1,425,555	1,744,030	$ 245,091
OTHER ASSETS
Security deposit	$ 6,800	$ 6,800
Goodwill (Note 6)
Total Other Assets	$ 6,800	$ 6,800
TOTAL ASSETS	1,432,355	$ 1,750,830	$ 245,091
CURRENT LIABILITIES
Promissory notes, net of discount of $70,667	156,885
Derivative liabilities	88,230
Accounts payable and accrued expenses	$ 1,884,647	$ 1,557,488	$ 115,049
Convertible short term notes			42,000
Current maturities of notes payable - related parties			$ 115,738
Deferred revenue
Interest payable			$ 21,079
Total Current Liabilities	$ 2,129,762	$ 1,557,488	293,866
TOTAL LIABILITIES	$ 2,129,762	$ 1,557,488	$ 293,866
STOCKHOLDERS' DEFICIT
Preferred stock: par value $0.001, 1,000,000 shares authorized; zero shares issued and outstanding
Common stock: par value $0.001, 149,000,000 and 74,000,000 shares authorized; 49,448,919, 48,833,919 and 41,336,667 shares issued and outstanding, respectively	$ 49,448	$ 48,833	$ 41,337
Additional paid-in capital	7,000,018	6,838,283	$ 4,208,516
Accumulated other comprehensive loss	(8,471)	(2,304)
Accumulated deficit	(7,738,402)	(6,691,470)	$ (4,298,628)
TOTAL STOCKHOLDERS' (DEFICIT) EQUITY	(697,407)	193,342	(48,775)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 1,432,355	$ 1,750,830	$ 245,091